PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2 0 1 6	2 0 1 5

Machinery and equipment	1,732	1,725
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,800	1,793
Less - accumulated depreciation and amortization	1,771	1,757
Net book value	29	36